UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 157.5%
Long-Term Municipal Bonds - 157.5%
California - 144.7%
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/33-5/01/39	$4,750	$5,532,680
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/33	5,000	5,724,050
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26	755	766,053
Bellflower Redevelopment Agency (9920 Flora Vista LP)
Series 2002A
5.50%, 6/01/35	2,665	2,603,625
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	535	579,100
California Educational Facilities Authority (Loma Linda University)
Series 2017A
5.00%, 4/01/47	1,000	1,135,180
California Health Facilities Financing Authority (California-Nevada Methodist Homes)
Series 2015
5.00%, 7/01/45	3,000	3,412,890
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/42-8/15/47	3,500	3,936,445
California Health Facilities Financing Authority (El Camino Hospital)
Series 2017
5.00%, 2/01/36	1,900	2,168,090
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2017A
5.00%, 11/15/36	1,200	1,420,296
California Municipal Finance Authority (American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/46	1,750	1,876,298
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	2,040	2,194,895
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
Series 2017A
5.00%, 2/01/47	1,000	1,118,650
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/47	1,085	1,174,719

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2015A
5.00%, 7/01/30 (a)	$1,700	$1,872,686
California School Finance Authority (Green Dot Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (a)	1,500	1,591,230
California State Public Works Board
Series 2011G
5.25%, 12/01/26 (Pre-refunded/ETM)	3,700	4,336,881
California Statewide Communities Development Authority (Bentley School)
Series 2010A
7.00%, 7/01/40	2,625	2,929,448
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/44	4,000	4,553,400
California Statewide Communities Development Authority (Collis P. and Howard Huntington Memorial Hospital Trust)
Series 2014B
5.00%, 7/01/44	1,000	1,085,590
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	1,700	1,831,767
Series 2010A
5.00%, 5/15/27	1,440	1,592,669
City of San Francisco CA Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/32	4,735	5,473,423
County of Sacramento CA Airport System Revenue
Series 2016A
5.00%, 7/01/41	1,000	1,168,980
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/34	3,650	4,245,497
Inglewood Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 5/01/34	365	422,593
Jurupa Public Financing Authority
Series 2014A
5.00%, 9/01/30-9/01/32	2,475	2,838,487
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/27	3,500	4,017,405
Los Angeles Community College District/CA
Series 2008F-1
5.00%, 8/01/28 (Pre-refunded/ETM)	4,200	4,371,822

	Principal Amount (000)	U.S. $ Value
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2009
5.00%, 7/01/25	$6,700	$7,202,031
Series 2013B
5.00%, 7/01/33	1,675	1,964,005
Los Angeles County Sanitation Districts Financing Authority
Series 2015A
5.00%, 10/01/33	1,400	1,652,364
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/32	6,185	7,278,632
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
5.875%, 3/01/32	420	467,985
6.00%, 3/01/36	325	362,716
Norman Y Mineta San Jose International Airport SJC
Series 2017A
5.00%, 3/01/37	1,500	1,727,865
Palm Desert Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 10/01/30	500	593,925
Palomar Health
Series 2016
5.00%, 11/01/36	1,250	1,370,025
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	5,550	5,978,127
Riverside County Infrastructure Financing Authority (Riverside County Infrastructure Financing Authority Lease)
Series 2015A
4.00%, 11/01/37	1,225	1,287,304
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax)
Series 2013A
5.25%, 6/01/32	2,000	2,381,300
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/36-10/01/41	3,000	3,527,350
Sacramento City Unified School District/CA
Series 2011
5.50%, 7/01/29	4,000	4,607,160
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34 (b)	6,040	7,088,425

	Principal Amount (000)	U.S. $ Value
San Diego County Water Authority Financing Corp.
Series 2013
5.00%, 5/01/31	$4,300	$5,032,548
San Diego Public Facilities Financing Authority
5.00%, 5/15/36 (b)	5,000	5,915,150
San Diego Public Facilities Financing Authority (San Diego Public Facilities Financing Authority Lease)
Series 2010A
5.10%, 9/01/29	2,360	2,619,104
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	5,125	6,040,632
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District Sales Tax)
Series 2012A
5.00%, 7/01/36	2,230	2,587,848
San Francisco Municipal Transportation Agency
Series 2013
5.00%, 3/01/28-3/01/31	6,070	7,113,500
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	3,900	4,304,859
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease)
Series 2014
5.00%, 6/15/31	1,250	1,483,288
San Mateo Union High School District
Series 2013
5.00%, 9/01/33	2,115	2,519,113
Series 2013A
5.00%, 9/01/33	2,065	2,437,278
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/27	2,525	2,753,588
State of California
Series 2013
5.00%, 11/01/31	2,000	2,338,980
Series 2017
5.00%, 8/01/35	3,000	3,547,740
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/34	1,000	1,138,280
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	530	588,106
6.00%, 9/01/30	370	413,016
Turlock Irrigation District
Series 2011
5.50%, 1/01/41	1,200	1,356,024
University of California
Series 2012G
5.00%, 5/15/31	8,000	9,243,520

	Principal Amount (000)	U.S. $ Value
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/33	$2,500	$2,939,475
Yuba Levee Financing Authority (Yuba Levee Financing Authority Lease)
BAM Series 2017A
5.00%, 9/01/31-9/01/32	2,000	2,321,810

		190,157,922

Florida - 2.3%
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	2,750	2,992,743

Guam - 1.6%
Guam Power Authority
Series 2012A
5.00%, 10/01/34	2,000	2,086,380

Minnesota - 1.0%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,100	1,261,117

Missouri - 0.8%
Joplin Industrial Development Authority (Freeman Health System)
Series 2015
5.00%, 2/15/35	1,000	1,105,970

Nevada - 1.3%
Henderson Local Improvement Districts
AGM Series 2007A
5.00%, 3/01/18	1,740	1,745,203

New Jersey - 0.8%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,000	1,078,630

New York - 4.2%
Metropolitan Transportation Authority
Series 2014C
5.00%, 11/15/32	4,745	5,537,130

Ohio - 0.0%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (c)(d)	500	11,500
Series 2014
10.635%, 8/02/25 (c)(d)	67	1,548

		13,048

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 0.8%
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 6/30/42	$1,000	$1,105,050

Total Long-Term Municipal Bonds (cost $192,305,506)		207,083,193

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (e)(f) (cost $143,717)	143,717	143,717

Total Investments - 157.6% (cost $192,449,223) (g)		207,226,910
Other assets less liabilities - (34.9)%		(45,883,641)
Preferred Shares at liquidation value - (22.7)%		(29,875,000)

Net Assets Applicable to Common Shareholders - 100.0% (h)		$131,468,269

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	$24,300	9/01/17	0.638%	SIFMA	*	$11,037

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $3,463,916 or 2.6% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Non-income producing security.
(d)	Illiquid security.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,906,257 and gross unrealized depreciation of investments was $(128,570), resulting in net unrealized appreciation of $14,777,687.
(h)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.6% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity

Alliance California Municipal Income Fund

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$200,855,531		$6,227,662		$207,083,193
Short-Term Investments		143,717		– 0	–	– 0	–	143,717

Total Investments in Securities		143,717		200,855,531		6,227,662		207,226,910
Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	11,037		– 0	–	11,037

Total (b)		$143,717		$200,866,568		$6,227,662		$207,237,947

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/16	$6,404,514		$6,404,514
Accrued discounts/(premiums)	(14,686)		(14,686)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(162,166)		(162,166)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/17	$6,227,662		$6,227,662

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(162,166)		$(162,166)

As of July 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$– 0 –	$29,208	$29,064	$144	$6

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2017